INCOME TAXES (Details) - Reconciliation of income taxes at the Federal statutory tax rate (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Reconciliation of income taxes at the Federal statutory tax rate [Abstract]
Federal statutory income Tax rate	$ (326,600)	$ (3,427,000)
Federal statutory income Tax rate	(34.00%)	(34.00%)
State income taxes	(6,000)	(6,000)
State income taxes	(0.06%)	(0.06%)
Permanent differences	1,529,000	294,000
Permanent differences	15.92%	2.92%
Expiring net operating losses, credits and other	115,000	250,000
Expiring net operating losses, credits and other	1.19%	2.48%
Foreign rate difference on impairment	21,000	403,000
Foreign rate difference on impairment	0.22%	4.00%
Change in valuation allowance	1,607,000	2,486,000
Change in valuation allowance	16.73%	24.66%
Income tax provision
Income tax provision	0.00%	0.00%